Property and equipment (Detail) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Jan. 31, 2013	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			$ 438,084	$ 389,179
Less accumulated depreciation			(352,399)	(321,037)
Property and equipment, net	560,938	94,948	85,685	68,142
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			31,010	24,645
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			43,366	25,054
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			49,780	46,259
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			143,920	123,214
Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			165,439	165,439
Website
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			4,568	4,568
SCHC
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross					2,597,722	2,590,922	4,724,363	4,703,036
Less accumulated depreciation					(2,014,990)	(1,853,385)	(3,788,522)	(3,530,512)
Property and equipment, net					596,870	737,537	935,841	1,172,524
SCHC | Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross					122,276	113,189	123,008	107,274
SCHC | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross					58,048	48,094	90,619	86,923
SCHC | Medical equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross					2,048,116	2,046,219	4,153,086	4,151,189
SCHC | Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross					$ 383,420	$ 383,420	$ 357,650	$ 357,650